Condensed Statements Of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification to interest income of mark-to-market valuations of holdings of affiliate debt (net of tax expense of $—, $—, and $99)	$ 0	$ 0	$ 99
Mark-to-market valuations of holdings of affiliate debt held as available for sale (net of tax expense of $—, $—, and $--)	0	0	0
Net effects related to Oncor (net of tax benefit (expense)	$ 0	$ 0	$ 0